Asset acquisition -Purchase Price (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jan. 09, 2014 Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Developed Technology Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Machinery and Equipment Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Computer Equipment Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Tooling Danotek Motion Technologies Subsequent event
Business Acquisition [Line Items]
Inventory			$ 17,400
Property, plant, and equipment			199,530		171,910	22,070	5,550
Developed technology			240,000	240,000
Goodwill	40,870	0	40,870
Total			$ 497,800